UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] ; Amendement Number: ____

This Amendement (Check only one.): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		July 22, 2010

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41 Data Records

Form 13F Information Table Value Total: $261,273


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE
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AMI Asset Management
FORM 13F
30-Jun-10

                                                                                                  Voting Authority
                                                                                                  --------------------------
                                                          Value   Shares/ Sh/     Put/    Invstmt Other
Name of Issuer                     Title ofCUSIP          (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
------------------------------     -----------------      -------------------     ----    ------- --------------------------------

3M COMPANY                         COM     88579y101          8665  109695SH              Sole              109695
ABAXIS INC COM                     COM     002567105          4130  192735SH              Sole              192735
ABBOTT LABORATORIES                COM     002824100          7934  169607SH              Sole              169607
AFLAC INC COM                      COM     001055102          7380  172960SH              Sole              172960
AKAMAI TECHNOLOGIES, INC.          COM     00971t101          5637  138950SH              Sole              138950
ALBERTO - CULVER CL B              COM     013078100          7130  263205SH              Sole              263205
ALLERGAN INC                       COM     018490102          8515  146163SH              Sole              146163
APACHE CORP                        COM     037411105          5165   61355SH              Sole               61355
APPLE COMPUTER INC COM             COM     037833100         10589   42098SH              Sole               42098
BARD CR INC                        COM     067383109         11790  152067SH              Sole              152067
BECTON DICKINSON & CO              COM     075887109         13318  196960SH              Sole              196960
BROWN FORMAN CORP                  COM     115637209          3415   59675SH              Sole               59675
CALWEST BANCORP                    COM     13169q102            61   37007SH              Sole               37007
CARIBOU COFFEE COMPANY             COM     142042209           132   13975SH              Sole               13975
CEPHALON INC COM                   COM     156708109          7027  123825SH              Sole              123825
CHARLES SCHWAB INC                 COM     808513105          5757  405995SH              Sole              405995
CHURCH & DWIGHT INC COM            COM     171340102         23075  367958SH              Sole              367958
CISCO SYS INC                      COM     17275R102          5484  257345SH              Sole              257345
CITIGROUP INC                      COM     172967101            64   16900SH              Sole               16900
DENTSPLY INTERNATIONAL INC         COM     249030107          5617  187801SH              Sole              187801
EBAY INC COM                       COM     278642103          1844   94025SH              Sole               94025
ECOLAB INC                         COM     278865100          7478  166505SH              Sole              166505
HEALTHCARE SVCS GP INC COM         COM     421906108          6878  362933SH              Sole              362933
HEINZ H J CO COM                   COM     423074103         11413  264075SH              Sole              264075
MCCORMICK & CO INC COM NON VTG     COM     579780206          5527  145600SH              Sole              145600
PEPSICO INC                        COM     713448108         15887  260655SH              Sole              260655
PERRIGO COMPANY                    COM     714290103          6016  101845SH              Sole              101845
POLYMEDIX INC COM                  COM     73174c100            19   19000SH              Sole               19000
PROCTER & GAMBLE CO                COM     742718109          5232   87222SH              Sole               87222
PROS HOLDINGS INC                  COM     74346Y103            87   13450SH              Sole               13450
QUALCOMM INC COM                   COM     747525103          5132  156264SH              Sole              156264
RESEARCH IN MOTION LTD             COM     760975102          4980  101091SH              Sole              101091
SMART BALANCE, INC                 COM     83169y108            97   23650SH              Sole               23650
SOUTHERN CO COM                    COM     842587107          2522   75785SH              Sole               75785
STARBUCKS CORP                     COM     855244109          8235  338886SH              Sole              338886
STERICYCLE INC.                    COM     858912108          9685  147685SH              Sole              147685
TEVA PHARMACEUTICAL INDS           COM     881624209          8057  154975SH              Sole              154975
THE DIRECTTV GROUP INC             COM     25490a101          5500  162145SH              Sole              162145
VERIZON COMMUNICATIONS             COM     92343V104          5109  182324SH              Sole              182324
WELLS FARGO & CO NEW COM           COM     949746101          5801  226585SH              Sole              226585
WMS INDS INC COM                   COM     929297109          4889  124550SH              Sole              124550
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